ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
Employees and payroll accruals	$ 480	$ 342
Government authorities	82	303
Accrued vacation pay	170	169
Advance on account of sale of an affiliate		369
Accrued expenses	418	1,418
Factoring advance payments	151	149
Other	33
Total accrued expenses and other accounts payable	$ 1,334	$ 2,750